FIRST FINANCICAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of Financial Position [Abstract]
Cash	$ 149,653	$ 105,981	$ 344,150
Investment securities, available for sale	1,441,846	919,110
Loans and Leases Receivable, Net of Deferred Income	2,968,447	2,816,093
Allowance for loan and lease losses	52,576	57,235	59,311	35,873
Loans and Leases Receivable, Net Reported Amount	3,926,280	4,223,858
Premises and equipment	138,096	118,477
TOTAL ASSETS	6,671,511	6,250,225
Other liabilities	140,475	197,240
TOTAL LIABILITIES	5,959,290	5,552,831
Shareholders' equity	712,221	697,394	649,958	348,327
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,671,511	6,250,225
Income Statement [Abstract]
Interest income	285,689	306,075	195,917
Noninterest income	142,531	146,831	404,715
Interest expense	44,921	67,992	57,245
Salaries and employee benefits	106,914	117,363	86,068
Miscellaneous professional services	9,636	9,169	6,032
Income before income taxes and equity in undistributed net earnings of subsidiaries	105,039	91,953	353,976
Income tax expense (benefit)	38,300	32,702	132,639
Net income available to common shareholders	66,739	57,386	217,759
Operating activities
Net income	66,739	59,251	221,337
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	19,210	33,564	56,084
Depreciation and amortization	11,951	10,978	8,626
Stock-based compensation expense	3,935	3,084	2,799
Pension expense	(1,349)	2,011	914
Deferred income taxes	(14,463)	(11,460)	116,399
(Decrease) increase in accrued expenses	(17,422)	7,828	26,187
Net cash provided by operating activities	203,078	185,015	39,453
Investing activities
Purchases of investment securities, available-for-sale	(1,027,754)	(618,978)	(113,151)
Net decrease (increase) in loans	(53,946)	24,746	(214,531)
Purchases of premises and equipment	(23,541)	(22,789)	(13,180)
Net cash (used in) provided by investing activities	218,952	25,840	1,144,443
Financing activities
Decrease in short-term borrowings	39,589	22,412	(372,103)
Cash dividends paid on common stock	(35,312)	(22,490)	(19,024)
Cash dividends paid on preferred stock	0	(1,100)	(3,578)
Issuance of common stock	0	91,224	97,985
Payment to repurchase of preferred stock	0	(80,000)	0
Proceeds from exercise of stock options, net of shares purchased	63	272	0
Excess tax benefit (liability) on share-based compensation	259	535	(189)
Net cash (used in) provided by financing activities	(378,358)	(449,024)	(940,681)
(Decrease) increase in cash	43,672	(238,169)	243,215
Cash and cash equivalents at beginning of period	105,981	344,150	100,935
Cash and cash equivalents at end of period	149,653	105,981	344,150
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	111,657	117,784	75,517
Investment securities, available for sale	2,682	2,966
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries	591,954	576,845
Real estate - commercial	0	3,551
Loans and Leases Receivable, Net of Deferred Income	0	3,551
Allowance for loan and lease losses	0	131
Loans and Leases Receivable, Net Reported Amount	0	3,420
Premises and equipment	1,842	2,038
Other assets	14,889	15,078
TOTAL ASSETS	730,524	725,631
Subordinated debentures	0	20,620
Dividends payable	16,196	5,854
Other liabilities	2,107	1,763
TOTAL LIABILITIES	18,303	28,237
Shareholders' equity	712,221	697,394
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	730,524	725,631
Income Statement [Abstract]
Interest income	70	192	296
Noninterest income	0	143	0
Dividends from subsidiaries	48,700	60,700	40,700
Total income	48,770	61,035	40,996
Interest expense	391	1,221	1,851
Salaries and employee benefits	4,449	3,377	2,949
Miscellaneous professional services	719	928	384
Other	5,240	3,190	2,443
Total expenses	11,538	8,679	7,773
Income before income taxes and equity in undistributed net earnings of subsidiaries	37,232	52,356	33,223
Income tax expense (benefit)	(4,263)	(3,162)	(2,597)
Equity in undistributed earnings of subsidiaries	(25,244)	(3,733)	(185,517)
Net income available to common shareholders	66,739	59,251	221,337
Operating activities
Net income	66,739	59,251	221,337
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(25,244)	(3,733)	(185,517)
Provision for loan and lease losses	739	(37)	146
Depreciation and amortization	31	42	67
Stock-based compensation expense	3,935	3,084	2,799
Pension expense	0	0	34
Deferred income taxes	(509)	(569)	(416)
Increase (decrease) in dividends payable	10,342	710	(1,228)
(Decrease) increase in accrued expenses	(10,003)	(140)	1,094
Increase (Decrease) in other assets	(241)	170	573
Net cash provided by operating activities	45,789	58,778	38,889
Investing activities
Capital contributions to subsidiaries	0	0	(71,500)
Proceeds from calls and maturities of investment securities	158	0	0
Purchases of investment securities, available-for-sale	(137)	(290)	(127)
Net decrease (increase) in loans	2,681	(1,743)	2,113
Purchases of premises and equipment	0	(1,285)	0
Other	514	(548)	674
Net cash (used in) provided by investing activities	3,216	(3,866)	(68,840)
Financing activities
Decrease in short-term borrowings	0	0	(57,000)
Redemption of junior subordinated debentures	(20,620)	0	0
Cash dividends paid on common stock	(35,312)	(22,490)	(19,024)
Cash dividends paid on preferred stock	0	(1,100)	(3,578)
Issuance of common stock	0	91,224	97,985
Payment to repurchase of preferred stock	0	(80,000)	0
Proceeds from exercise of stock options, net of shares purchased	63	272	0
Excess tax benefit (liability) on share-based compensation	259	535	(189)
Other	478	(1,086)	0
Net cash (used in) provided by financing activities	(55,132)	(12,645)	18,194
(Decrease) increase in cash	(6,127)	42,267	(11,757)
Cash and cash equivalents at beginning of period	117,784	75,517	87,274
Cash and cash equivalents at end of period	111,657	117,784	75,517
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	573,295	557,743
Parent Company [Member] | Nonbanks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 18,659	$ 19,102